Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0001186641
Registrant Name	A&Q Long/Short Strategies Fund LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES